Operating leases - Operating lease liabilities of time charter-in vessel agreements (Table) (Details) - Time charter-in vessels [Member] $ in Thousands	Jun. 30, 2023 USD ($)
Property, Plant and Equipment [Line Items]
June 30, 2024	$ 7,534
June 30, 2025	6,242
June 30, 2026	6,242
June 30, 2027	5,900
June 30, 2028	6,259
June 30, 2029 and thereafter	2,633
Total undiscounted lease payments	34,810
Discount based on incremental borrowing rate	(3,036)
Present value of lease liability	$ 31,774